UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	November 1, 1999

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	170,694,000

List of other Included Managers:

No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
---
Amer Intl Group                com              026874107     3858    44376 SH       SOLE
44376
American Express               com              025816109     4306    31900 SH       SOLE
31900
Amgen Inc.                     com              031162100    16658   204388 SH       SOLE
204388
Anheuser-Busch                 com              035229103      911    13000 SH       SOLE
13000
BP Amoco PLC - Spons ADR       com              055622104      251     2269 SH       SOLE
2269
Bank of America Corp (n/c 4/99 com              060505104      939    16859 SH       SOLE
16859
Bank of New York Inc           com              064057102     1404    42000 SH       SOLE
42000
Biogen Inc                     com              090597105     4524    57400 SH       SOLE
57400
Black & Decker Corp            com              091797100     3132    68550 SH       SOLE
68550
Boeing                         com              097023105      703    16500 SH       SOLE
16500
Bristol-Myers Squibb Co.       com              110122108     1158    17150 SH       SOLE
17150
Chevron Corp                   com              166751107      372     4188 SH       SOLE
4188
Ciena Corp                     com              171779101     3248    89000 SH       SOLE
89000
Cisco Systems, Inc.            com              17275R102     4260    62128 SH       SOLE
62128
Citigroup Inc.  (name chg 10/8 com              172967101     3910    88864 SH       SOLE
88864
Coca Cola Co.                  com              191216100      767    15900 SH       SOLE
15900
DuPont E I DeNemours & Co      com              263534109      206     3400 SH       SOLE
3400
EMC Corporation                com              268648102     7223   101200 SH       SOLE
101200
Exxon Corp.                    com              302290101      746     9816 SH       SOLE
9816
Ford Motor Co.                 com              345370100      452     9000 SH       SOLE
9000
General Electric               com              369604103     4825    40695 SH       SOLE
40695
Genzyme Corp                   com              372917104     3425    76000 SH       SOLE
76000
Genzyme Surgical Products      com              372917609       76    13551 SH       SOLE
13551
Guidant Corporation (spinoff f com              401698105      429     8000 SH       SOLE
8000
Halliburton Co                 com              406216101     1811    44167 SH       SOLE
44167
Hewlett-Packard                com              428236103      218     2400 SH       SOLE
2400
Home Depot                     com              437076102     4155    60550 SH       SOLE
60550
I. B. M.                       com              459200101     5667    46832 SH       SOLE                    46832
Intel Corp.                    com              458140100     6933    93300 SH       SOLE
93300
Johnson & Johnson              com              478160104      635     6916 SH       SOLE
6916
Kimberly Clark Corp.           com              494368103     4371    82867 SH       SOLE
82867
Lilly (Eli)                    com              532457108     3126    48700 SH       SOLE                    48700
Lucent Technologies Inc        com              549463107      231     3564 SH       SOLE
3564
MCI Worldcom Inc (name changed com              98155K102      201     2800 SH       SOLE
2800
MacMillan Bloedel Limited      com              554783209      584    37200 SH       SOLE
37200
Mattel Inc                     com              577081102      201    10553 SH       SOLE
10553
McKesson HBOC Inc.             com              58155q103     1325    45700 SH       SOLE
45700
Merck & Co.                    com              589331107     1296    19992 SH       SOLE
19992
Merrill Lynch & Co             com              590188108     2516    37350 SH       SOLE
37350
Microsoft                      com              594918104     9137   100897 SH       SOLE
100897
Minnesota Mining ...           com              604059105      214     2228 SH       SOLE
2228
Morgan St Dean Witter Discover com              24240V101     2506    28100 SH       SOLE
28100
Nike Inc Class B               com              654106103    20532   361000 SH       SOLE
361000
Paccar Inc.                    com              693718108      691    13580 SH       SOLE
13580
Pfizer                         com              717081103     3240    90300 SH       SOLE                    90300
Philip Morris                  com              718154107      400    11700 SH       SOLE
11700
Procter & Gamble               com              742718109      614     6547 SH       SOLE
6547
Quaker Oats Co.                com              747402105      340     5500 SH       SOLE
5500
Rayovac Corporation            com              755081106     1291    59700 SH       SOLE
59700
Reuters Group PLC - Spons ADR  com              76132m102      215     3120 SH       SOLE
3120
S&P Mid-Cap 400 Depository Rec com              595635103     4427    61650 SH       SOLE
61650
Safeco Corp.                   com              786429100      490    17500 SH       SOLE
17500
SmithKline Beecham PLC ADR rep com              832378301      230     4000 SH       SOLE
4000
Starbucks Corporation          com              855244109     3981   160634 SH       SOLE
160634
State Street Corporation       com              857477103     3019    46716 SH       SOLE
46716
Telefonica de Espana           com              879382208      300     6240 SH       SOLE
6240
Tiffany & Company              com              886547108     4725    78834 SH       SOLE
78834
U.S. Bancorp                   com              902973106      294     9747 SH       SOLE
9747
Weatherford Int'l (name & sym  com              947074100     2387    74594 SH       SOLE
74594
Weyerhaeuser Co.               com              962166104      361     6267 SH       SOLE
6267
1st Aust Pr Income Fund Auct M prd              318653201      500       20 SH       SOLE
20
American Re Capital Pfd 8.50%  prd              029162203      346    13900 SH       SOLE
13900
Microsoft 2.196 Convertible Pr prd              594918203      624     6200 SH       SOLE
6200
Alliance Mortgage Secs Income  fdeq             018639104       86 10560.692SH       SOLE
10560.692
D Witter Select Eqty Utility S fdeq             24241x262       26 26085.000SH       SOLE
26085.000
Fidelity Advisor Equity Growth fdeq             315805200      264 4222.809 SH       SOLE
4222.809
Fidelity Advisor Growth Oppty  fdeq                            398 8093.872 SH       SOLE
8093.872
Vanguard S&P 500 Index Fund    fdeq                           8272 69775.197SH       SOLE
69775.197
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